Consolidated Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 65,493,106	$ 61,220,518
Cost of revenues	44,852,994	44,064,389
Gross Profit	20,640,112	17,156,129
Operating expenses
Selling expenses	1,081,446	1,451,368
General and administrative expenses	1,639,288	3,139,690
Research and development expenses	745,636	731,720
Total operating expenses	3,466,370	5,322,778
Income from operations	17,173,742	11,833,351
Other income (expenses)
Interest income	162,378	200,303
Interest expense	(547,584)	(867,295)
Government subsidy income	62,137	48,659
Other income, net	720,700	691,112
Total other income	397,631	72,779
Income before income taxes	17,571,373	11,906,130
Provision for income taxes	2,854,489	1,820,481
Net income	14,716,884	10,085,649
Net income attributable to the noncontrolling interest	(735,844)	(504,282)
Net income attributable to stockholders	13,981,040	9,581,367
Net income	14,716,884	10,085,649
Other comprehensive income:
Foreign currency translation gain (loss)	(184,951)	928,686
Comprehensive income	14,531,933	11,014,335
Less: Comprehensive income attributable to noncontrolling interest	(726,596)	(550,716)
Comprehensive income attributable to stockholders	$ 13,805,337	$ 10,463,619
Earnings Per share -Basic and Diluted (in dollars per share)	$ 0.33	$ 0.19
Weighted Average Shares Outstanding - Basic and diluted (in shares)	41,890,411	50,000,000